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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02704

                          Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through December 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                    TAX FREE
                                     INCOME
                                      FUND
                                      MOMTX
                                  Ticker Symbol

                                     Annual
                                     Report

                                    12/31/07

                                 [LOGO] PIONEER
                                        Investments (R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            7
Prices and Distributions                                     8
Performance Update                                           9
Comparing Ongoing Fund Expenses                             13
Schedule of Investments                                     15
Financial Statements                                        32
Notes to Financial Statements                               40
Report of Independent Registered Public Accounting Firm     46
Approval of Investment Advisory Agreement                   47
Trustees, Officers and Service Providers                    51

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Even against this "wall of worry" backdrop, the performance of major asset classes in 2007 was generally positive. Despite several interim setbacks and poor performance near year-end, the Standard & Poor's 500 Index increased 5% in 2007, the Dow Jones Industrial Average increased 9%, and the NASDAQ Composite Index increased 10%. International developed and emerging markets equities performed even better, reflecting both a weakening U.S. dollar, which boosts returns for U.S. dollar-based investors, and solid local currency returns. The MSCI EAFE Developed Market Index rose 12%, and the MSCI Emerging Markets Index rose 40% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, rose 7%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

In the following interview, David Eurkus, the Fund's portfolio manager, discusses some of the factors that had an impact for the past year on the municipal bond market and the Fund.

Q:   How did the Fund perform in 2007?

A: For the 12-month period ended December 31, 2007, the total return on Pioneer Tax Free Income Fund's Class A shares was -1.23% at net asset value. The Fund's benchmark index, the Lehman Brothers Municipal Bond Index, generated a return of 3.36% for the same period, and the average return of the 237 funds in the Lipper General Municipal Debt Funds category was 1.15%. Lipper is an independent monitor of mutual fund performance. The Fund's Class A shares generated a 30-day SEC tax-free yield of 3.84% on December 31, 2007. That translates into a taxable equivalent yield of 5.91%, based on the maximum federal income tax rate of 35%. At the end of the period, the Fund had 205 issues in 42 states, and the average credit quality of the portfolio was AA-. At a time when only the highest quality investments outperformed, the portfolio's below investment-grade and lower-rated investment-grade securities held back returns.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during 2007?

A: The major event of 2007 was the mid-summer turmoil in the subprime mortgage sector that led to a loss of confidence in the fixed-income markets. As some large financial institutions were forced to take write-downs on their subprime mortgage debt, bond credit agencies became concerned that bond insurers, which insure both taxable and tax-free bonds, would suffer the same fate; that is, they would not have enough capital to cover the defaults on taxable bonds backed by subprime mortgages. In this environment, credit agencies issued warnings to insurers that their

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     AAA credit quality ratings could be downgraded. The actions of the credit agencies led to a "flight to quality" to the Treasury market and to a significant decline in virtually every other type of fixed-income asset class, including municipal bonds.

Q:   How did you manage the Fund in this environment?

A: As we closed out the fiscal year, 10% of the portfolio was invested in high-yield bonds, which until the latter part of 2007 had been the best-performing area of the municipal bond market. The rest of the portfolio was invested in investment-grade bonds.

     Throughout the fiscal year, the Fund maintained an emphasis on market sectors that underpin the U.S. economy. Health care (26.9% of net assets), education (10.1% of net assets) and special revenue, or tobacco bonds (10.4% of net assets) were among the largest positions in the portfolio. Nearly all of the Fund's assets were invested in revenue bonds, on which the payment of interest and principal depends on the revenues derived from the particular asset the bond was issued to finance. Only 3.7% of Fund holdings were in general obligation bonds, whose principal and interest are guaranteed by the financial resources and taxing power of the issuing municipality.

Q:   What affected performance?

A: The portfolio's lower-quality investment-grade bonds were instrumental in the underperformance relative to the Lehman Brothers Municipal Bond Index. These included hospital and tobacco bonds, which accounted for about 37% of the Fund's total net assets and which were rated Baa and BBB. On a more positive note, we were able to provide shareholders with a relatively high level of tax-free income by remaining fully invested throughout the 12-month period.

Q:   What is your outlook for 2008?

     A: We expect economic growth to weaken over the next several months, with the problems in the housing sector having the biggest negative impact. Because of rising oil prices and an upturn in unemployment, consumer spending is also likely to decline. Given this backdrop, the Federal Reserve seems poised to continue to add more liquidity to the economy through further interest rate

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

     cuts. At the close of 2007, the municipal bond market was at parity with the taxable bond market, which means that high quality municipal bonds were cheap. We are taking advantage of these more attractive valuations of municipal bonds and the opportunity to add value to the portfolio.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. A portion of income may be subject to local, state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio based on S&P ratings)


AAA             38.6%
AA               4.5%
A               18.3%
BBB             28.6%
BB & Lower      10.0%

 Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)


0-1 Year        3.7%
1-3 Years       3.6%
3-6 Years       25.2%
6-8 Years       11.1%
8-10 Years       6.7%
10+ Years       49.7%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of debt holdings)


    1.   Hobart Indiana Building Corp., 6.5%, 1/15/29                     3.22%
    2.   Louisiana Public Facilities Authority, 5.5%, 5/15/47             2.61
    3.   Massachusetts Bay Transportation Authority, 4.0%, 7/1/33         2.58
    4.   Philadelphia Pennsylvania Hospital, 5.0%, 7/1/34                 2.36
    5.   Dallas-Fort Worth Texas International Airport, 6.0%, 11/1/14     2.35
    6.   Connecticut State Health & Educational, 5.0%, 7/1/42             1.85
    7.   Golden State Tobacco Security Corp., California, 5.125%,
          6/1/47                                                          1.80
    8.   Illinois Finance Authority, 5.0%, 5/1/25                         1.78
    9.   California State Department of Veteran Affairs, 4.6%, 12/1/28    1.76
   10.   Reno Nevada Hospital Revenue, 5.25%, 6/1/41                      1.71

* This list excludes temporary cash investments and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class   12/31/07   12/31/06
------- ---------- ---------
    A     $11.13    $11.75
    B     $11.04    $11.65
    C     $10.96    $11.57
    Y     $11.07    $11.69

Distributions Per Share
--------------------------------------------------------------------------------

                       1/1/07 - 12/31/07
        -----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
   A    $0.4790          $  -                $  -
   B    $0.3842          $  -                $  -
   C    $0.3860          $  -                $  -
   Y    $0.5134          $  -                $  -

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                              CLASS A SHARES
--------------------------------------------------------------------------------
 Investment Returns

--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

[The following data was represented as a mountain chart in the printed material.]


12/97       9,550     10,000
           10,145     10,648
12/99       9,709     10,429
           10,838     11,648
12/01      11,286     12,245
           12,083     13,421
12/03      12,784     14,134
           13,392     14,768
12/05      13,935     15,286
           14,675     16,026
12/07      14,494     16,564

                   Average Annual Total Returns
                    (As of December 31, 2007)
                                 Net Asset    Public Offering
Period                          Value (NAV)     Price (POP)
 10 Years                           4.26%       3.78%
 5 Years                            3.71        2.75
 1 Year                            -1.23       -5.65
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)

                                    Gross        Net
                                    0.86%       0.86%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

[The following data was represented as a mountain chart in the printed material.]


12/97      10,000     10,000
           10,542     10,648
12/99      10,014     10,429
           11,094     11,648
12/01      11,469     12,245
           12,176     13,421
12/03      12,782     14,134
           13,302     14,768
12/05      13,723     15,286
           14,346     16,026
12/07      14,063     16,564

                Average Annual Total Returns
                 (As of December 31, 2007)
                                     If          If
Period                              Held      Redeemed
10 Years                            3.47%       3.47%
5 Years                             2.92        2.92
1 Year                             -1.97       -5.76
-------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)

                                    Gross         Net
                                    1.62%       1.62%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

[The following data was represented as a mountain chart in the printed material.]


12/97    10,000    10,000
         10,533    10,648
12/99    10,014    10,429
         11,075    11,648
12/01    11,450    12,245
         12,175    13,421
12/03    12,788    14,134
         13,302    14,768
12/05    13,741    15,286
         14,369    16,026
12/07    14,085    16,564

                Average Annual Total Returns
                 (As of December 31, 2007)
                                     If          If
Period                              Held      Redeemed
 10 Years                           3.48%       3.48%
 5 Years                            2.96        2.96
 1 Year                            -1.97       -1.97
------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)

                                    Gross        Net
                                    1.61%       1.61%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                              CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

[The following data was represented as a mountain chart in the printed material.]


12/97    10,000    10,000
         10,620    10,648
12/99    10,164    10,429
         11,346    11,648
12/01    11,815    12,245
         12,610    13,421
12/03    13,392    14,134
         14,081    14,768
12/05    14,701    15,286
         15,537    16,026
12/07    15,391    16,564

                Average Annual Total Returns
                 (As of December 31, 2007)
                                     If          If
Period                               Held      Redeemed
 10 Years                           4.41%       4.41%
 5 Years                            4.07        4.07
 1 Year                            -0.94       -0.94
-----------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)

                                    Gross         Net
                                    0.52%       0.52%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to its inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on actual returns from July 1, 2007 through December 31, 2007

Share Class                             A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account                $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 7/1/07
Ending Account Value             $  999.70      $  995.63      $  995.63      $1,001.11
On 12/31/07
Expenses Paid During Period*     $    4.23      $    8.50      $    8.05      $    2.72

* Expenses are equal to the Fund's annualized expense ratio of 0.84%, 1.69%, 1.60%, and 0.54%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free
Income Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from July 1, 2007 through December 31, 2007

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account                $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 7/1/07
Ending Account Value             $1,020.97      $1,016.69      $1,017.14      $1,022.48
On 12/31/07
Expenses Paid During Period*     $    4.28      $    8.59      $    8.13      $    2.75

* Expenses are equal to the Fund's annualized expense ratio of 0.84%, 1.69%, 1.60%, and 0.54%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07
--------------------------------------------------------------------------------

                            S&P/
              Floating      Moody's
              Rate (b)      Ratings
Shares        (unaudited)   (unaudited)                                                    Value
                                          COMMON STOCKS - 0.4%
                                          Transportation - 0.4%
                                          Airlines - 0.4%
     153,656                              Northwest Airlines*                     $  2,229,548
                                                                                  ------------
                                          TOTAL COMMON STOCK
                                          (Cost $4,839,466)                       $  2,229,548
                                                                                  ------------
Principal
Amount                                    MUNICIPAL BONDS - 99.8%
                                          No State - 0.9%
 $ 5,000,000                    NR/NR     Northern Mariana Islands,
                                            5.0%, 6/1/17                          $  4,937,050
                                                                                  ------------
                                                                                  $  4,937,050
                                                                                  ------------
                                          Alabama - 2.4%
   7,500,000                    A+/A1     DCH Health Care Authority,
                                            5.125%, 6/1/36                        $  7,318,800
     405,000                   AAA/Aaa    Florence Alabama Water General,
                                            4.4%, 12/1/08                              410,229
     550,000                    AA/Aa2    Hunstville Alabama Electric System,
                                            4.6%, 12/1/09                              561,655
   1,445,000                   AA+/Aa1    Huntsville Alabama General,
                                            4.75%, 11/1/18                           1,472,845
   1,895,000                   AA+/Aa1    Huntsville Alabama, 5.125%, 5/1/20         2,037,599
     725,000                   AAA/Aaa    Madison Alabama Water & Waste
                                            Water Board, 4.6%, 12/1/11                 752,217
     645,000                    NR/NR     Mobile Alabama Regulation General,
                                            0.0%, 2/15/09                              647,522
     500,000                    NR/Aaa    Southeast, Alabama Gas District,
                                            5.3%, 6/1/12                               534,450
                                                                                  ------------
                                                                                  $ 13,735,317
                                                                                  ------------
                                          Arizona - 3.4%
   1,000,000                   AAA/Aaa    Maricopa County School District,
                                            7.0%, 7/1/08                          $  1,019,600
  10,000,000                   AAA/Aaa    Phoenix Arizona Civic Corp.,
                                            5.50%, 7/1/43*                           8,346,600
   4,000,000                   AAA/Aaa    Phoenix Arizona Civic Corp., District
                                            Revenue, 0.0%, 7/1/25*                   3,328,160

The accompanying notes are an integral part of these financial statements.   15

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                            S&P/
              Floating      Moody's
Principal     Rate (b)      Ratings
Amount        (unaudited)   (unaudited)                                                    Value
                                          Arizona - (continued)
 $ 8,005,000                   AAA/Aaa    Phoenix Arizona Civic Corp., District
                                            Revenue, 0.0%, 7/1/26*                $  6,648,953
                                                                                  ------------
                                                                                  $ 19,343,313
                                                                                  ------------
                                          California - 11.9%
   5,000,000                   AAA/Aaa    Alhambra California Certificates
                                            Partnership, 6.75%, 9/1/23            $  5,769,900
  10,000,000                   AAA/Aaa    California State Department of
                                            Veteran Affairs, 4.6%, 12/1/28           9,922,600
   1,000,000                   AAA/Aaa    California State, 4.25%, 8/1/33              926,380
   4,875,000                   NR/Baa2    California Statewide Communities
                                            Development Authority,
                                            5.0%, 5/15/30                            4,551,251
   5,125,000                   NR/Baa2    California Statewide Communities
                                            Development Authority,
                                            5.0%, 5/15/38                            4,636,741
  20,000,000                   AAA/Aaa    Foothill Eastern Transportation
                                            Corridor Agency Toll Road Revenue,
                                            0.0%, 1/1/28*                            7,882,600
   1,000,000                    NR/Aaa    Franklin-McKinley California School
                                            District, 6.0%, 7/1/16                   1,178,010
   4,525,000                   AAA/Aaa    Golden State Tobacco Securitization,
                                            7.8%, 6/1/42                             5,449,548
   1,000,000                   AAA/Aaa    Golden State Tobacco Securitization,
                                            7.875%, 6/1/42                           1,207,650
   3,000,000                   AAA/Aaa    Golden State Tobacco Securitization,
                                            7.9%, 6/1/42                             3,626,280
  12,000,000                   BBB/Baa3   Golden State Tobacco Security Corp.,
                                            California, 5.125%, 6/1/47              10,106,160
  10,000,000                    NR/NR     Inland Empire Tobacco Securitization
                                            Authority California Tobacco,
                                            0.0%, 6/1/36*                            1,435,000
   1,175,000                    NR/Aaa    Lucia Mar University School District,
                                            0.0%, 8/1/20*                              651,667
     165,000                   AAA/Aaa    Sacramento California Municipal Util-
                                            ity District, 5.5%, 2/1/11                 170,108
   3,600,000                   AAA/Aaa    Saugus California University School
                                            District, 0.0%, 8/1/23*                  1,682,568

16   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            S&P/
              Floating      Moody's
Principal     Rate (b)      Ratings
Amount        (unaudited)   (unaudited)                                                  Value
                                          California - (continued)
 $ 1,210,000                   AAA/Aaa    Saugus California University School
                                            District, 0.0%, 8/1/24*               $    533,985
   5,000,000                   BBB/Baa3   Tobacco Securitization Authority
                                            Southern California Tobacco Settle-
                                            ment, 5.125%, 6/1/46                     4,215,850
   3,000,000                   AAA/Aaa    West VY Mission Community College
                                            California, 5.0%, 8/1/30                 3,136,140
                                                                                  ------------
                                                                                  $ 67,082,438
                                                                                  ------------
                                          Colorado - 1.6%
   2,500,000                    A-/A3     Colorado Health Facilities Revenue,
                                            5.25%, 6/1/36                         $  2,449,275
      10,000                    NR/A2     Colorado Housing Finance Authority,
                                            Series A-3, 7.0%, 11/1/16                   10,314
      15,000                    NR/Aa2    Colorado Housing Finance Authority,
                                            Series B-2, 7.45%, 11/1/27                  15,250
      70,000                    NR/Aa2    Colorado Housing Finance Authority,
                                            Series B-3, 6.55%, 5/1/25                   71,720
   3,575,000                   AAA/Aaa    Douglas County School District
                                            Regional, 7.0%, 12/15/13                 4,259,470
  10,000,000                   AAA/Aaa    E-470 Public Highway Authority
                                            Colorado, 0.0%, 9/1/37*                  2,052,300
                                                                                  ------------
                                                                                  $  8,858,329
                                                                                  ------------
                                          Connecticut - 2.0%
   1,000,000                    AA/NR     Connecticut State Health &
                                            Education, 5.5%, 7/1/17               $  1,044,780
  10,000,000                   AAA/Aaa    Connecticut State Health &
                                            Educational, 5.0%, 7/1/42               10,400,100
                                                                                  ------------
                                                                                  $ 11,444,880
                                                                                  ------------
                                          District of Columbia - 1.6%
   8,825,000                   BBB/Baa3   District of Columbia Tobacco
                                            Settlement Financing Corp.,
                                            6.75%, 5/15/40                        $  9,014,296
                                                                                  ------------
                                                                                  $  9,014,296
                                                                                  ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                            S&P/
              Floating      Moody's
Principal     Rate (b)      Ratings
Amount        (unaudited)   (unaudited)                                                     Value
                                          Florida - 1.8%
 $ 1,000,000                   AAA/Aaa    Dade County Florida General,
                                            7.7%, 10/1/12                         $  1,178,660
     500,000                   BBB+/NR    Halifax Hospital Medical Center
                                            Florida, 5.375%, 6/1/46                    476,175
   5,435,000                    BB/NR     Lee County Florida Industrial Develop-
                                            ment Authority, 4.75%, 6/15/14           5,255,917
   1,535,000                    NR/A2     Marion County Florida Hospital
                                            District Development,
                                            5.0%, 10/1/16                            1,595,540
   2,000,000                    NR/NR     Sarasota County Florida Health,
                                            5.75%, 7/1/45                            1,806,900
                                                                                  ------------
                                                                                  $ 10,313,192
                                                                                  ------------
                                          Georgia - 1.7%
  10,000,000                    NR/A2     Houston County Georgia Hospital
                                            Authority Revenue, 5.0%, 10/1/42      $  9,431,400
                                                                                  ------------
                                                                                  $  9,431,400
                                                                                  ------------
                                          Illinois - 5.5%
     495,000                    CCC/NR    Chicago Illinois Tax Increment,
                                            5.0%, 11/15/10                        $    487,060
   4,000,000                   NR/CAA1    Chicago Illinois O'Hare International
                                            Airport, 5.5%, 12/1/30                   3,424,920
     170,000                    NR/Aaa    Chicago Illinois Single Family
                                            Mortgage, 6.45%, 9/1/29                    172,424
  10,775,000                   NR/Baa3    Illinois Finance Authority,
                                            5.0%, 5/1/25                             9,995,213
   5,000,000                   NR/Baa1    Illinois Finance Authority,
                                            5.0%, 4/1/31                             4,692,450
   5,000,000                   NR/Baa1    Illinois Finance Authority,
                                            5.0%, 4/1/36                             4,609,600
   1,145,000                    A+/A1     Illinois Housing Development
                                            Authority Revenue Multi-Family
                                            Housing, 7.0%, 7/1/23                    1,470,695
  20,000,000                   Aaa/AAA    Metropolitan Pier & Exposition
                                            Authority Illinois Dedicated State
                                            Tax, 0.0%, 6/15/39*                      4,295,800

18   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            S&P/
              Floating      Moody's
Principal     Rate (b)      Ratings
Amount        (unaudited)   (unaudited)                                                    Value
                                          Illinois - (continued)
 $ 3,000,000                   AAA/Aaa    Will County Illinois Forest
                                            Preservation District,
                                            0.0%, 12/1/18*                        $  1,855,500
                                                                                  ------------
                                                                                  $ 31,003,662
                                                                                  ------------
                                          Indiana - 6.3%
  15,000,000                   AAA/Aaa    Hobart Indiana Building Corp.,
                                            6.5%, 1/15/29                         $ 18,151,050
   5,000,000                    A+/A2     Indiana Health & Educational Facility
                                            Authority, 5.0%, 2/15/36                 4,719,000
   5,000,000                    A+/A2     Indiana Health & Educational Facility
                                            Authority, 5.0%, 2/15/39                 4,678,450
   1,250,000                   BBB+/Ba1   Indiana State Development Finance,
                                            5.75%, 10/1/11                           1,259,075
   1,400,000                    AA/NR     Indianapolis Local Public
                                            Improvement Board Board
                                            Revenue, 6.75%, 2/1/14                   1,569,498
   3,400,000                    AA/Aa2    Indianapolis Local Public
                                            Improvement Board Revenue,
                                            6.0%, 1/10/20                            3,927,272
   1,000,000                    AA/A2     Lawrence Township Metropolitan
                                            School District Revenue, 6.75%,
                                            7/5/13                                   1,153,490
                                                                                  ------------
                                                                                  $ 35,457,835
                                                                                  ------------
                                          Kentucky - 0.4%
     165,000                    NR/NR     Kentucky Economic Development
                                            Finance, 6.25%, 10/1/12               $    179,695
     335,000                    NR/NR     Kentucky Economic Development
                                            Finance, 6.25%, 10/1/12                    353,475
   2,000,000                    A-/NR     Louisville & Jefferson County
                                            Kentucky Metro Government Health
                                            Systems Revenue,
                                            5.25%, 10/1/36                           1,939,240
                                                                                  ------------
                                                                                  $  2,472,410
                                                                                  ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                            S&P/
              Floating      Moody's
Principal     Rate (b)      Ratings
Amount        (unaudited)   (unaudited)                                                    Value
                                          Louisiana - 3.8%
 $   425,000                    NR/NR     Louisiana Public Facilities Authority
                                            Revenue, 6.25%, 10/1/11               $    421,906
  15,000,000                    NR/A3     Louisiana Public Facilities Authority
                                            Revenue, 5.5%, 5/15/47                  14,698,500
   1,085,000                   AAA/Aaa    Louisiana Local Government Environ-
                                            ment Community, 5.25%, 12/1/18           1,188,878
   5,000,000                  BBB+/Baa1   St. John Baptist Parish Louisiana
                                            Revenue, 5.125%, 6/1/37                  4,787,600
                                                                                  ------------
                                                                                  $ 21,096,884
                                                                                  ------------
                                          Massachusetts - 13.4%
  16,070,000                    BBB/NR    Massachusetts Bay Transportation
                                            Authority, 4.0%, 7/1/33               $ 14,528,244
   4,990,000                    BBB/NR    Massachusetts Bay Transportation
                                            Authority, 5.0%, 7/1/31                  5,425,777
   8,170,000                    A+/NR     Massachusetts State Dedicated Tax,
                                            5.5%, 1/1/29                             9,296,480
     750,000                    NR/NR     Massachusetts State Development
                                            Finance Agency, 4.5%, 9/1/36               687,720
   1,680,000                   AAA/Aaa    Massachusetts State Development
                                            Finance Agency, 5.25%, 10/1/29           1,604,400
   3,320,000                   AAA/Aa2    Massachusetts State Development
                                            Finance Agency, 5.25%, 10/1/37           3,102,341
  16,070,000                   AAA/Aaa    Noblesville Independent Revenue,
                                            5.25%, 2/1/30                            6,837,868
   5,500,000                   BBB/Baa2   Massachusetts State Development
                                            Finance Agency, 5.75%, 1/1/42            6,609,130
   2,635,000                   BBB/Baa3   Massachusetts State Development
                                            Finance Agency, 6.25%, 10/15/17          2,545,041
   1,500,000                   BBB/Baa2   Massachusetts State Development
                                            Finance Agency, 6.375%, 7/1/23           1,742,805
   2,000,000                     A/NR     Massachusetts State Health &
                                            Educational Facilities Authority,
                                            6.625%, 7/1/31                           2,070,440
   2,500,000                   BBB-/NR    Massachusetts State Health &
                                            Educational Facilities Authority,
                                            5.5%, 7/1/40                             2,322,175

20  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
               Floating      Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                Value
                                           Massachusetts - (continued)
 $ 5,090,000                    BBB/Baa3   Massachusetts State Health &
                                             Educational Facilities Authority,
                                             5.75%, 7/1/32                        $  5,569,173
     200,000                    BBB+/NR    Massachusetts State Health &
                                             Educational Facilities Authority,
                                             5.75%, 7/1/32                             211,990
      40,000                    AAA/Aaa    Massachusetts State Health &
                                             Educational Facilities Authority,
                                             6.0%, 7/1/18                               42,856
   1,250,000                     AA/Aa2    Massachusetts State Health &
                                             Educational Facilities Authority,
                                             6.25% 7/1/22                            1,283,263
   2,000,000                    AAA/Aaa    Massachusetts State Health &
                                             Educational Facilities Authority,
                                             6.5%, 7/1/21                            2,086,440
   1,000,000                     A-/A3     Massachusetts State Health &
                                             Educational Facilities Authority,
                                             6.75%, 7/1/16                           1,062,810
   1,145,000                     AA/Aa2    Massachusetts State Health &
                                             Educational Facilities Authority,
                                             6.25%, 10/1/31                          1,187,296
   6,215,000                     AA/Aa2    Massachusetts State Health and
                                             Educational Facilities Authority,
                                             5.25%, 7/1/33                           7,082,117
                                                                                  ------------
                                                                                  $ 75,298,366
                                                                                  ------------
                                           Maryland - 0.8%
   4,600,000                     NR/NR     Maryland Health Department,
                                             4.75% 1/1/13                         $  4,399,670
                                                                                  ------------
                                                                                  $  4,399,670
                                                                                  ------------
                                           Maine - 0.1%
     300,000                    AAA/Aaa    Maine Municipal Bond Bank,
                                             5.0%, 11/1/09                        $    307,866
                                                                                  ------------
                                                                                  $    307,866
                                                                                  ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                             S&P/
               Floating      Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                  Value
                                           Michigan - 1.3%
 $ 1,500,000                    BBB-/NR    John Tolfree Health System,
                                             6.0%, 9/15/23                        $  1,520,355
     400,000                    AAA/Aaa    Michigan State Trunk Line,
                                             5.5%, 11/1/10                             425,572
   4,000,000                    BBB-/Ba1   Michigan State Hospital Finance
                                             Authority, 6.0%, 2/1/24                 4,001,280
   1,500,000                    AAA/Aaa    Southfield Michigan Public Schools,
                                             4.5%, 5/1/27                            1,494,165
                                                                                  ------------
                                                                                  $  7,441,372
                                                                                  ------------
                                           Minnesota - 1.2%
   5,000,000                      A/A2     Becker Minnesota Pollution Control
                                             Revenue Northern States Power
                                             "A" Conversions, 8.5%, 4/1/30        $  5,876,400
   1,000,000                    NR/Baa3    Laurentian Energy Authority
                                             Minnesota Cogeneration,
                                             5.0%, 12/1/15                           1,013,660
                                                                                  ------------
                                                                                  $  6,890,060
                                                                                  ------------
                                           Missouri - 0.1%
     295,000                     AAA/NR    Missouri State Housing Development
                                             Common Mortgage Revenue, Single
                                             Family, Series B-2, 6.4%, 3/1/29     $    303,349
                                                                                  ------------
                                                                                  $    303,349
                                                                                  ------------
                                           Mississippi - 1.5%
   1,800,000                     NR/NR     Columbus Mississippi Industrial
                                             Development Revenue, 5.9%,
                                             12/1/11                              $  1,831,302
   6,000,000                    BBB/Baa2   Lowndes County Mississippi Solid
                                             Waste Disposal & Pollution Control
                                             Revenue, 6.8%, 4/1/22                   6,603,360
                                                                                  ------------
                                                                                  $  8,434,662
                                                                                  ------------
                                           Montana - 0.1%
     500,000                   BBB+/Baa1   Forsyth Pollution Control Revenue,
                                             5.2%, 5/1/33                         $    505,890
                                                                                  ------------
                                                                                  $    505,890
                                                                                  ------------

22  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
               Floating      Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                   Value
                                           North Carolina - 0.8%
 $ 2,250,000                     NR/NR     North Carolina Capital Facilities
                                             Finance, 4.5%, 10/1/26               $  1,976,670
   2,250,000                    AA+/Aa1    University North Carolina Revenues,
                                             5.0%, 12/1/36                           2,357,460
                                                                                  ------------
                                                                                  $  4,334,130
                                                                                  ------------
                                           North Dakota - 0.2%
     280,000                     NR/Aa1    North Dakota State Housing Finance
                                             Agency Revenue, 5.8%, 7/1/18         $    285,519
     575,000                     NR/Aa1    North Dakota State Housing Finance
                                             Agency Revenue, 6.0%, 7/1/20              582,055
                                                                                  ------------
                                                                                  $    867,574
                                                                                  ------------
                                           Nebraska - 0.9%
   1,648,869                     NR/NR     Energy America Nebraska Natural
                                             Gas Revenue, 5.45%, 4/15/08          $  1,642,043
   1,325,000                    AAA/Aaa    Municipal Energy Agency, 6.0%,
                                             4/1/08                                  1,334,514
   2,050,000   7.75             AAA/Aaa    Nebraska Investment Finance
                                             Authority Single Family, Floating
                                             Rate Note, 3/1/26                       2,092,558
                                                                                  ------------
                                                                                  $  5,069,115
                                                                                  ------------
                                           New Hampshire - 2.3%
   5,000,000                     A-/NR     New Hampshire Health & Educational
                                             Facilities Authority Revenue,
                                             5.0%, 10/1/37                        $  4,601,300
   5,000,000                     A-/NR     New Hampshire Health & Educational
                                             Facilities Authority Revenue,
                                             5.0%, 10/1/32                           4,663,700
   1,250,000                     A+/A2     New Hampshire Health & Educational
                                             Facilities Authority Revenue, 5.75%,
                                             10/1/31                                 1,282,425
   2,000,000                   BBB+/Baa1   New Hampshire Health & Educational
                                             Facilities Authority Revenue,
                                             5.75%, 7/1/22                           2,059,500
     140,000                     NR/Aa2    New Hampshire State Housing
                                             Finance Authority, 6.125%, 1/1/20         143,333
                                                                                  ------------
                                                                                  $ 12,750,258
                                                                                  ------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                             S&P/
               Floating      Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                    Value
                                           New Jersey - 4.8%
 $   500,000                     NR/NR     New Jersey Economic Development
                                             Authority, 5.3%, 11/1/26             $    448,720
     450,000                     NR/NR     New Jersey Economic Development
                                             Authority, 5.375%, 11/1/36                392,792
   5,060,000                      B/B3     New Jersey Economic Development
                                             Authority Special Facility Revenue,
                                             7.0%, 11/15/30                          5,091,170
   2,000,000                     A+/A2     New Jersey Health Care Facilities
                                             Financing Authority, 5.0%, 7/1/24       2,019,580
   4,140,000                   BBB-/Baa3   New Jersey Health Care Facilities
                                             Financing Authority, 5.25%, 7/1/30      3,811,988
   1,000,000                    AAA/Aaa    Tobacco Settlement Financing Corp.,
                                             New Jersey, 6.25%, 6/1/43               1,137,860
   5,215,000                    AAA/Aaa    Tobacco Settlement Financing Corp.,
                                             New Jersey, 6.75%, 6/1/39               6,061,812
   9,500,000                    BBB/Baa3   Tobacco Settlement Financing Corp.,
                                             5.0%, 6/1/41                            7,922,905
                                                                                  ------------
                                                                                  $ 26,886,827
                                                                                  ------------
                                           Nevada - 1.7%
  10,000,000                     A-/A3     Reno Nevada Hospital Revenue,
                                             5.25%, 6/1/41                        $  9,619,100
                                                                                  ------------
                                                                                  $  9,619,100
                                                                                  ------------
                                           New York - 4.0%
   1,000,000                     NR/Ba2    Albany Individual Development,
                                             6.0%, 7/1/19                         $  1,016,820
     400,000                     AA-/A1    Metropolitan Transportation Authority
                                             New York, 5.5%, 7/1/14                    440,532
   2,000,000   5.50             AAA/Aa1    New York City Transportation Finance
                                             Authority Revenue, Floating Rate
                                             Note, 11/1/26                           2,154,140
   4,400,000                     A+/A1     New York State Dorm Authority,
                                             0.0%, 7/1/39*                           3,627,668
   8,465,000                    AAA/Aaa    New York State Dorm Authority,
                                             5.0%, 7/1/25                            9,038,842

24  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
               Floating      Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                    Value
                                           New York - (continued)
 $ 5,515,000                    AAA/Aaa    New York State Dorm Authority,
                                             5.25%, 7/1/24                        $  6,122,643
                                                                                  ------------
                                                                                  $ 22,400,645
                                                                                  ------------
                                           Ohio - 0.2%
     400,000                    AAA/Aaa    Ohio State Building Authority
                                             Revenue, 5.5%, 10/1/11               $    430,340
     500,000                     AA/Aa2    Ohio State Building Authority
                                             Revenue, 6.0%, 10/1/08                    511,130
                                                                                  ------------
                                                                                  $    941,470
                                                                                  ------------
                                           Oklahoma - 0.3%
   1,530,000                    AAA/Aaa    Moore Oklahoma General Obligation,
                                             5.75%, 4/1/12                        $  1,637,222
                                                                                  ------------
                                                                                  $  1,637,222
                                                                                  ------------
                                           Oregon - 0.8%
   1,165,000                    AAA/Aaa    Jackson County School District No. 4,
                                             5.5%, 6/15/17                        $  1,254,752
     315,000                     BBB/NR    Klamath Falls Inter-Community
                                             Hospital Authority Revenue,
                                             6.125%, 9/1/22                            353,991
     185,000                     BBB/NR    Klamath Falls Inter-Community
                                             Hospital Authority Revenue,
                                             6.125%, 9/1/22                            194,548
   1,000,000                     NR/Aaa    Portland Urban Development,
                                             5.75%, 6/15/08                          1,062,640
   1,650,000                    AAA/Aaa    Wasco County School District,
                                             5.5%, 6/15/19                           1,896,939
                                                                                  ------------
                                                                                  $  4,762,870
                                                                                  ------------
                                           Pennsylvania - 4.4%
   4,000,000                     BB+/B1    Allentown Pennsylvania Area Hospital
                                             Authority, 6.0%, 11/15/16            $  3,994,240
   1,165,000                     A-/NR     Chester County Pennsylvania Health
                                             & Education Faculty,
                                             5.0%, 11/1/19                           1,184,898
   1,650,000                     A-/NR     Chester County Pennsylvania Health
                                             & Education Faculty,
                                             5.0%, 11/1/31                           1,576,889

The accompanying notes are an integral part of these financial statements.   25

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)

--------------------------------------------------------------------------------

                             S&P/
               Floating      Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                  Value
                                           Pennsylvania - (continued)
 $ 1,220,000                     A-/NR     Chester County Pennsylvania
                                             Health & Education Facility,
                                             5.0%, 11/1/20                        $  1,235,567
   1,000,000                      B/NR     Columbia County Pennsylvania
                                             Hospital Authority, 5.8%, 6/1/19          918,590
   1,000,000                     BBB/NR    Montgomery County Pennsylvania
                                             Industrial, 5.0%, 12/1/24                 943,250
   1,000,000                     BBB/NR    Montgomery County Pennsylvania
                                             Industrial, 5.0%, 12/1/30                 899,230
  15,000,000                    BBB/Baa3   Philadelphia Pennsylvania Hospital,
                                             5.0%, 7/1/34                           13,275,000
     500,000                    AAA/Aaa    Philadelphia Pennsylvania Parking,
                                             4.875%, 9/1/09                            513,220
      65,000                      A/NR     Sayre Pennsylvania Health Care
                                             Facilities Authority,
                                             5.75%, 12/1/21                             67,907
     185,000                      A/NR     Sayre Pennsylvania Health Care
                                             Facilities Authority,
                                             5.75%, 12/1/21                            203,792
                                                                                  ------------
                                                                                  $ 24,812,583
                                                                                  ------------
                                           Puerto Rico - 1.0%
   5,000,000                    AAA/Aaa    Puerto Rico Electric Power,
                                             0.0%, 7/1/17*                        $  3,322,150
   3,305,000                    AAA/Aaa    Puerto Rico Electric Power,
                                             0.0%, 7/1/17*                           2,195,941
                                                                                  ------------
                                                                                  $  5,518,091
                                                                                  ------------
                                           Rhode Island - 0.5%
     250,000                     A-/A3     Rhode Island State Health &
                                             Education Facilities Authorities,
                                             6.5%, 8/15/32                        $    284,025
     415,000                     A-/A3     Rhode Island State Health &
                                             Educational Building Corp.,
                                             6.375%, 8/15/21                           469,842
      65,000                     A-/A3     Rhode Island State Health &
                                             Educational Building Corp.,
                                             6.375%, 8/15/21                            69,150

26  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
               Floating      Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                   Value
                                           Rhode Island - (continued)
 $ 2,100,000                    BBB/Baa3   Tobacco Settlement Financing Corp.,
                                             6.25%, 6/1/42                        $  2,105,460
                                                                                  ------------
                                                                                  $  2,928,477
                                                                                  ------------
                                           South Carolina - 0.6%
     500,000                   BBB+/Baa1   SC Jobs Economic Development
                                             Authority, 6.0%, 8/1/13              $    530,315
      95,000                     NR/Aa2    South Carolina Housing Finance &
                                             Development Authority Mortgage
                                             Revenue, Series A-1, 6.2%, 7/1/09          95,168
     440,000                   BBB+/Baa1   South Carolina Jobs Economic,
                                             6.875%, 8/1/27                            515,068
   2,500,000                    BBB/Baa3   Tobacco Settlement Revenue
                                             Management, 6.375%, 5/15/30             2,504,200
                                                                                  ------------
                                                                                  $  3,644,751
                                                                                  ------------
                                           South Dakota - 0.0%
      65,000                     NR/Aaa    South Dakota Conservancy District
                                             Revenue, 5.625%, 8/1/17              $     65,129
                                                                                  ------------
                                                                                  $     65,129
                                                                                  ------------
                                           Tennessee - 3.5%
   1,570,000                     NR/Aaa    Clarksville Tennessee Water and Gas,
                                             5.15%, 2/1/14                        $  1,716,811
   1,000,000                   BBB+/Baa1   Johnson City Tennessee Health
                                             & Education, 5.5%, 7/1/36                 978,880
   1,000,000                     NR/Ba2    Knox County Health Facility,
                                             6.375%, 4/15/22                         1,020,750
   1,500,000                     NR/Ba2    Knox County Health Facility,
                                             6.5%, 4/15/31                           1,532,700
     750,000                     AA/Aa2    Knoxville County Tennessee Series A,
                                             5.0%, 5/1/13                              753,000
     750,000                    AAA/Aaa    Knoxville County Tennessee Health
                                             Education & Housing, 7.25%,
                                             1/1/08                                    750,000
   1,000,000                     AA/Aa3    Metro Government Nashville/
                                             Davidson County Tennessee,
                                             5.5%, 5/15/12                           1,088,550

The accompanying notes are an integral part of these financial statements.   27

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                             S&P/
               Floating      Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                    Value
                                           Tennessee - (continued)
 $ 1,000,000                     AA/Aa3    Metro Government Nashville/
                                             Davidson County Tennessee,
                                             5.5%, 5/15/14                        $  1,115,420
   1,500,000                     AA/Aa2    Metro Government Nashville/
                                             Davidson County Tennessee,
                                             6.0%, 12/1/09                           1,583,160
   1,000,000                    AAA/Aaa    Metro Government Nashville/
                                             Davidson County Tennessee,
                                             7.5%, 11/15/12                          1,170,090
   1,000,000                     NR/Aaa    Tennessee County Tennessee
                                             General, 5.5%, 4/1/19                   1,051,270
   5,960,000                     NR/NR     Sumner Court Tennessee Health
                                             Educational, 5.5%, 11/1/46              5,577,070
     550,000                     NR/Aa1    Williamson County Tennessee
                                             General, 5.1%, 3/1/14                     572,622
     500,000                     NR/Aa1    Williamson County Tennessee
                                             General, 6.0%, 3/1/08                     502,480
                                                                                  ------------
                                                                                  $ 19,412,803
                                                                                  ------------
                                           Texas - 8.2%
   3,000,000                    CCC/CAA1   Brazos River Authority Pollution
                                             Control Revenue, 7.7%, 4/1/33        $  3,102,810
     750,000                    AAA/Aaa    Carroll Independent School District,
                                             6.75%, 8/15/21                            951,308
     850,000                    AAA/Aaa    Carroll Independent School District,
                                             6.75%, 8/15/22                          1,086,062
  13,885,000                   CCC+/CAA1   Dallas-Fort Worth Texas International
                                             Airport, 6.0%, 11/1/14                 13,233,377
   1,000,000                      A/A2     Harris County Health Facilities
                                             Development Authority,
                                             6.375%, 6/1/29                          1,107,150
      10,000                    AA+/Aa1    San Antonio Texas General,
                                             4.75%, 2/1/19                              10,183
     505,000                    AA+/Aa1    San Antonio Texas General,
                                             4.75%, 2/1/19                             510,994
     300,000                    AAA/Aaa    San Felipe Del Rio Texas
                                             Conservation, 5.0%, 8/15/12               314,163

28   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
               Floating      Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                  Value
                                           Texas - (continued)
 $ 2,310,000                    AAA/Aaa    Texas Clear Creek Independent
                                             School District General Obligation,
                                             0.0%, 2/1/10*                        $  2,156,408
   2,050,000                     NR/Aaa    Texas Keller Independent School
                                             District General Obligation,
                                             0.0%, 8/15/10*                          1,879,461
   5,500,000                    AAA/Aaa    Texas Public Finance Authority
                                             Building Revenue, 0.0%, 2/1/08*         5,485,700
   2,750,000                    AAA/Aaa    Texas Public Finance Authority
                                             Building Revenue, 0.0%, 2/1/10*         2,566,108
   3,500,000   6.20              AA/Aa1    Texas State, Floating Rate Note,
                                             9/30/11                                 4,187,820
   1,000,000                    AAA/Aaa    Texas Water Development Board,
                                             5.0%, 7/15/27                           1,049,490
   1,335,000                    AAA/Aaa    Texas Water Development Board
                                             5.0%, 7/15/26                           1,404,260
     500,000                    AAA/Aaa    Tomball Texas Independent Schools,
                                             5.0%, 2/15/11                             526,600
   3,500,000                    BBB+/NR    Weslaco Health Facilities,
                                             6.25%, 6/1/25                           3,645,985
   2,000,000                    BBB+/NR    Weslaco Health Facilities,
                                             6.25%, 6/1/32                           2,065,900
     980,000                     NR/Aaa    Whitehouse Texas Independent
                                             School District, 4.8%, 2/15/12            982,107
      20,000                     NR/Aaa    Whitehouse Texas Independent
                                             School District, 4.8%, 2/15/12             20,038
                                                                                  ------------
                                                                                  $ 46,285,924
                                                                                  ------------
                                           Utah - 0.1%
     500,000                     NR/NR     Utah County Utah Charter School
                                             Revenue, 5.35%, 7/15/17              $    494,115
                                                                                  ------------
                                                                                  $    494,115
                                                                                  ------------
                                           Virginia - 0.6%
   2,500,000   7.32             AAA/Aaa    Henrico County Virginia, Floating
                                             Rate Note, 8/23/27                   $  3,296,600
                                                                                  ------------
                                                                                  $  3,296,600
                                                                                  ------------

The accompanying notes are an integral part of these financial statements.   29

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                             S&P/
               Floating      Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                 Value
                                           Washington - 2.8%
 $ 1,000,000                    NR/Baa2    Skagit County Washington Public
                                             Health, 5.75%, 12/1/32               $    979,210
   1,095,000                    AAA/Aaa    King County Washington Public
                                             Hospital District, 5.25%, 12/1/13       1,126,427
     300,000                    AAA/Aaa    King County Washington School
                                             District No. 415, 5.5%, 6/1/13            331,575
   1,000,000                     NR/Aaa    Pierce County Washington School
                                             District, 4.0%, 12/1/09                 1,017,350
     500,000                    AAA/Aaa    Renton Washington Water & Sewer,
                                             4.4%, 12/1/15                             525,830
   2,250,000                    AAA/Aaa    Washington Mukilted School,
                                             5.7%, 12/1/11+                          2,455,802
   2,500,000                     NR/Aaa    Snohomish County Public Utility
                                             District Revenue, 6.8%, 1/1/20          3,051,975
   3,500,000                    BBB/Baa3   Tobacco Settlement Authority
                                             Washington, 6.625%, 6/1/32              3,570,525
   2,500,000                     NR/NR     Washington State Housing,
                                             5.25%, 1/1/17                           2,449,150
                                                                                  ------------
                                                                                  $ 15,507,844
                                                                                  ------------
                                           Wisconsin - 0.3%
   1,430,000                    AAA/Aaa    Adams-Friendship School District,
                                             6.5%, 4/1/16                         $  1,724,194
                                                                                  ------------
                                                                                  $  1,724,194
                                                                                  ------------
                                           TOTAL MUNICIPAL BONDS
                                           (Cost $557,191,852)                    $560,731,963
                                                                                  ------------
                                           TOTAL INVESTMENT IN SECURITIES - 100.2%
                                           (Cost $562,031,318) (a)(c)             $562,961,511
                                                                                  ------------
                                           OTHER ASSETS AND
                                           LIABILITIES - (0.2)%                   $ (1,238,466)
                                                                                  ------------
                                           TOTAL NET ASSETS - 100.0%              $561,723,045
                                                                                  ============

30   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Pre-refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

NR   Not rated.

+    Escrowed to maturity in U.S. Government Securities

(a) The concentration of investments by type of obligation/market sector is as follows (unaudited):

      Insured
        FGIC                                         10.7%
        MBIA                                          8.2
        AmBac                                         5.4
        FSA                                           3.0
        ACA                                           0.1
                                                     ----
                                                     27.4
      Escrowed in U.S. Government Securities          4.4
      General Obligation                              3.7
      Revenue Bonds:
        Health Revenue                               26.9
        Special Revenue                              10.4
        Various Revenues                              8.9
        Pollution Control Revenue                     2.9
        Transportation Revenue                        3.1
        Power                                         0.7
        Housing                                       1.1
        Education Revenue                            10.1
        Water and Sewer                               0.4
                                                    -----
                                                    100.0%
                                                    =====

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end


(c) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $562,310,165 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                         $19,108,672
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                         (18,457,326)
                                                                               -----------
      Net unrealized gain                                                      $   651,346
                                                                               ===========

Purchase and sales of securities (excluding temporary cash investments) for the year ended December 31, 2007 aggregated $426,381,692 and $470,722,912, respectively.

The accompanying notes are an integral part of these financial statements.   31

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $562,031,318)      $562,961,511
  Receivables -
    Investment securities sold                                      46,132
    Fund shares sold                                             1,380,533
    Interest                                                     7,194,031
  Other                                                             51,920
                                                              ------------
     Total assets                                             $571,634,127
                                                              ------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $  2,442,445
    Fund shares repurchased                                      1,529,115
    Dividends                                                    1,185,830
  Due to bank                                                    4,640,780
  Due to affiliates                                                 62,048
  Accrued expenses                                                  50,864
                                                              ------------
     Total liabilities                                        $  9,911,082
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $570,120,050
  Undistributed net investment income                              284,485
  Accumulated net realized loss on investments                  (9,611,683)
  Net unrealized gain on investments                               930,193
                                                              ------------
     Total net assets                                         $561,723,045
                                                              ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $313,705,643/28,179,852 shares)           $      11.13
                                                              ============
  Class B (based on $14,622,470/1,324,866 shares)             $      11.04
                                                              ============
  Class C (based on $13,580,501/1,239,065 shares)             $      10.96
                                                              ============
  Class Y (based on $219,814,431/19,858,193 shares)           $      11.07
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($11.13 [divided by] 95.5%)                         $      11.65
                                                              ============

32  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/07

INVESTMENT INCOME:
  Interest                                                                 $ 30,943,440
                                                                           ------------
EXPENSES:
  Management fees                                          $2,985,435
  Transfer agent fees and expenses
    Class A                                                   233,111
    Class B                                                    19,721
    Class C                                                    10,786
    Class Y                                                     3,597
  Distribution fees
    Class A                                                   833,565
    Class B                                                   161,084
    Class C                                                   136,632
  Administrative reimbursements                               142,272
  Custodian fees                                               21,196
  Registration fees                                            70,573
  Professional fees                                            66,468
  Printing expense                                             21,590
  Interest expense                                              4,392
  Fees and expenses of nonaffiliated trustees                  11,476
  Miscellaneous                                                37,032
                                                           ----------
     Total expenses                                                        $  4,758,930
     Less fees paid indirectly                                                  (12,492)
                                                                           ------------
     Net expenses                                                          $  4,746,438
                                                                           ------------
       Net investment income                                               $ 26,197,002
                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         $  1,855,800
                                                                           ------------
  Change in net unrealized gain on investments                             $(35,099,680)
                                                                           ------------
    Net loss on investments                                                $(33,243,880)
                                                                           ------------
    Net decrease in net assets resulting from operations                   $ (7,046,878)
                                                                           ============

The accompanying notes are an integral part of these financial statements.   33

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/07 and 12/31/06, respectively


                                                           Year Ended        Year Ended
                                                            12/31/07          12/31/06
FROM OPERATIONS:
Net investment income                                    $   26,197,002   $   27,174,024
Net realized gain on investments                              1,855,800        1,010,751
Change in net unrealized gain (loss) on investments         (35,099,680)       5,927,066
                                                         --------------   --------------
    Net increase (decrease) in net assets resulting
     from operations                                     $   (7,046,878)  $   34,111,841
                                                         --------------   --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.48 and $0.47 per share, respectively)    $  (14,126,381)  $  (12,940,338)
    Class B ($0.38 and $0.37 per share, respectively)          (545,848)        (681,571)
    Class C ($0.39 and $0.38 per share, respectively)          (467,609)        (447,945)
    Investor Class ($0.00 and $0.48 per share,
     respectively)                                                    -         (343,022)
    Class Y ($0.51 and $0.51 per share, respectively)       (11,927,188)     (12,697,789)
                                                         --------------   --------------
     Total distributions to shareowners                  $  (27,067,026)  $  (27,110,665)
                                                         --------------   --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  122,757,979   $  119,982,240
Reinvestment of distributions                                11,216,220       10,962,474
Cost of shares repurchased                                 (195,187,071)    (143,799,330)
                                                         --------------   --------------
    Net decrease in net assets resulting from Fund
     share transactions                                  $  (61,212,872)  $  (12,854,616)
                                                         --------------   --------------
    Net decrease in net assets                           $  (95,326,776)  $   (5,853,440)
NET ASSETS:
Beginning of year                                           657,049,821      662,903,261
                                                         --------------   --------------
End of year                                              $  561,723,045   $  657,049,821
                                                         ==============   ==============
Undistributed net investment income                      $      284,485   $      277,072
                                                         ==============   ==============

34   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '07 Shares      '07 Amount       '06 Shares      '06 Amount
CLASS A
Shares sold                         3,744,108    $   42,584,681      5,186,888    $  60,516,604
Reinvestment of distributions         817,381         9,346,227        791,333        9,202,860
Conversion from Investor
  class shares                              -                 -        700,263        8,270,107
Less shares repurchased            (6,143,218)      (69,857,173)    (4,099,369)     (47,663,271)
                                   ----------    --------------     ----------    -------------
    Net increase (decrease)        (1,581,729)   $  (17,926,265)     2,579,115    $  30,326,300
                                   ==========    ==============     ==========    =============
CLASS B
Shares sold                           232,076    $    2,626,046        363,813    $   4,159,710
Reinvestment of distributions          26,073           295,815         33,526          386,150
Less shares repurchased              (450,067)       (5,110,697)      (788,524)      (9,093,116)
                                   ----------    --------------     ----------    -------------
    Net decrease                     (191,918)   $   (2,188,836)      (391,185)   $  (4,547,256)
                                   ==========    ==============     ==========    =============
CLASS C
Shares sold                           444,452    $    4,991,606        594,551    $   6,783,020
Reinvestment of distributions          21,984           247,272         20,403          233,660
Less shares repurchased              (346,219)       (3,863,090)      (549,388)      (6,309,610)
                                   ----------    --------------     ----------    -------------
    Net increase                      120,217    $    1,375,788         65,566    $     707,070
                                   ==========    ==============     ==========    =============
INVESTOR CLASS
Shares sold                                 -    $            -              -    $           -
Reinvestment of distributions               -                 -         25,352          294,474
Conversion to Class A shares                -                 -       (700,155)      (8,270,107)
Less shares repurchased                     -                 -        (58,922)        (685,604)
                                   ----------    --------------     ----------    -------------
    Net decrease                            -    $            -       (733,725)   $  (8,661,237)
                                   ==========    ==============     ==========    =============
CLASS Y
Shares sold                         6,396,471    $   72,555,646      4,191,432    $  48,522,906
Reinvestment of distributions         117,279         1,326,906         73,020          845,330
Less shares repurchased           (10,334,089)     (116,356,111)    (6,922,861)     (80,047,729)
                                  -----------    --------------     ----------    -------------
    Net decrease                   (3,820,339)   $  (42,473,559)    (2,658,409)   $ (30,679,493)
                                  ==========    ==============      ==========    =============

The accompanying notes are an integral part of these financial statements.   35

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                            Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                             12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
CLASS A
Net asset value, beginning of period                         $ 11.75      $  11.62     $  11.67     $  11.70     $  11.61
                                                             -------      --------     --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.46      $   0.47     $   0.51     $   0.56     $   0.56
 Net realized and unrealized gain (loss) on investments        (0.60)         0.13        (0.04)       (0.02)        0.09
                                                             -------      --------     --------     --------     --------
  Net increase (decrease) from investment operations         $ (0.14)     $   0.60     $   0.47     $   0.54     $   0.65
Distributions to shareowners:
 Net investment income                                         (0.48)        (0.47)       (0.52)       (0.57)       (0.56)
                                                             -------      --------     --------     --------     --------
Net increase (decrease) in net asset value                   $ (0.62)     $   0.13     $  (0.05)    $  (0.03)    $   0.09
                                                             -------      --------     --------     --------     --------
Net asset value, end of period                               $ 11.13      $  11.75     $  11.62     $  11.67     $  11.70
                                                             =======      ========     ========     ========     ========
Total return*                                                  (1.23)%        5.31%        4.05%        4.75%        5.80%
Ratio of net expenses to average net assets+                    0.84%         0.86%        0.91%        0.91%        0.93%
Ratio of net investment income to average net assets+           4.05%         4.08%        4.36%        4.88%        4.88%
Portfolio turnover rate                                           68%           66%          26%          39%          80%
Net assets, end of period (in thousands)                    $313,706      $349,683     $315,855     $307,463     $326,173
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   0.84%         0.86%        0.91%        0.91%        0.93%
 Net investment income                                          4.05%         4.08%        4.36%        4.88%        4.88%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account. + Ratio with no reduction for fees paid indirectly.

36 The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/07    12/31/06     12/31/05     12/31/04     12/31/03
CLASS B
Net asset value, beginning of period                        $ 11.65     $ 11.51      $ 11.57      $ 11.59      $ 11.51
                                                            -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.36     $  0.39      $  0.41      $  0.48      $  0.46
 Net realized and unrealized gain (loss) on investments       (0.59)       0.12        (0.05)       (0.02)        0.09
                                                            -------     -------      -------      -------      -------
  Net increase (decrease) from investment operations        $ (0.23)    $  0.51      $  0.36      $  0.46      $  0.55
Distributions to shareowners:
 Net investment income                                        (0.38)      (0.37)       (0.42)       (0.48)       (0.47)
                                                            -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                  $ (0.61)    $  0.14      $ (0.06)     $ (0.02)     $  0.08
                                                            -------     -------      -------      -------      -------
Net asset value, end of period                              $ 11.04     $ 11.65      $ 11.51      $ 11.57      $ 11.59
                                                            =======     =======      =======      =======      =======
Total return*                                                 (1.97)%      4.54%        3.16%        4.07%        4.98%
Ratio of net expenses to average net assets+                   1.69%       1.62%        1.72%        1.67%        1.70%
Ratio of net investment income to average net assets+          3.21%       3.33%        3.51%        4.12%        4.10%
Portfolio turnover rate                                          68%         66%          26%          39%          80%
Net assets, end of period (in thousands)                    $14,622     $17,667      $21,962      $17,285      $20,363
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.69%       1.62%        1.72%        1.67%        1.70%
 Net investment income                                         3.21%       3.33%        3.51%        4.12%        4.10%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   37

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/07    12/31/06     12/31/05     12/31/04     12/31/03
CLASS C
Net asset value, beginning of period                        $ 11.57     $ 11.44      $ 11.49      $ 11.52      $ 11.44
                                                            -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.37     $  0.38      $  0.41      $  0.47      $  0.48
 Net realized and unrealized gain (loss) on investments       (0.59)       0.13        (0.04)       (0.02)        0.08
                                                            -------     -------      -------      -------      -------
  Net increase (decrease) from investment operations        $ (0.22)    $  0.51      $  0.37      $  0.45      $  0.56
Distributions to shareowners:
 Net investment income                                        (0.39)      (0.38)       (0.42)       (0.48)       (0.48)
                                                            -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                  $ (0.61)    $  0.13      $ (0.05)     $ (0.03)     $  0.08
                                                            -------     -------      -------      -------      -------
Net asset value, end of period                              $ 10.96     $ 11.57      $ 11.44      $ 11.49      $ 11.52
                                                            =======     =======      =======      =======      =======
Total return*                                                 (1.97)%      4.57%        3.30%        4.02%        5.04%
Ratio of net expenses to average net assets+                   1.60%       1.61%        1.64%        1.64%        1.66%
Ratio of net investment income to average net assets+          3.29%       3.33%        3.63%        4.15%        4.11%
Portfolio turnover rate                                          68%         66%          26%          39%          80%
Net assets, end of period (in thousands)                    $13,581     $12,941      $12,054      $12,577      $11,266
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.60%       1.61%        1.64%        1.64%        1.66%
 Net investment income                                         3.29%       3.33%        3.63%        4.15%        4.11%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
     Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

38  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                            Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                             12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
CLASS Y
Net asset value, beginning of period                         $ 11.69      $  11.56     $  11.61     $ 11.64      $ 11.56
                                                             -------      --------     --------     -------      -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.49      $   0.51     $   0.54     $  0.57      $  0.62
 Net realized and unrealized gain (loss) on investments        (0.60)         0.13        (0.04)       0.01         0.07
                                                             -------      --------     --------     -------      -------
  Net increase (decrease) from investment operations         $ (0.11)     $   0.64     $   0.50     $  0.58      $  0.69
Distributions to shareowners:
 Net investment income                                         (0.51)        (0.51)       (0.55)      (0.61)       (0.61)
                                                             -------      --------     --------     -------      -------
Net increase (decrease) in net asset value                   $ (0.62)     $   0.13     $  (0.05)    $ (0.03)     $  0.08
                                                             -------      --------     --------     -------      -------
Net asset value, end of period                               $ 11.07      $  11.69     $  11.56     $ 11.61      $ 11.64
                                                             =======      ========     ========     =======      =======
Total return*                                                  (0.94)%        5.69%        4.40%       5.14%        6.21%
Ratio of net expenses to average net assets+                    0.54%         0.52%        0.54%       0.55%        0.57%
Ratio of net investment income to average net assets+           4.35%         4.42%        4.22%       5.26%        5.21%
Portfolio turnover rate                                           68%           66%          26%         39%          80%
Net assets, end of period (in thousands)                     $219,814     $276,760     $304,507     $   393      $ 1,387
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.54%         0.52%        0.54%       0.55%        0.57%
 Net investment income                                          4.35%         4.42%        4.22%       5.26%        5.21%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   39

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Tax Free Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek as high a level of current income exempt from federal income taxes, as possible consistent with the preservation of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. As planned on December 10, 2006, Investor Class shares converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2007 there were no securities fair valued.

     Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at cost which approximates market value.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

     realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2007, the Fund has reclassified $877,437 to decrease accumulated net investment loss and $877,437 to increase accumulated net realized loss on investments. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

     At December 31, 2007, the Fund had a net capital loss carryforward of $9,300,052 of which the following amounts will expire between 2011 and 2012 if not utilized: $7,713,482 in 2011 and $1,586,570 in 2012.

     The Fund has elected to defer $32,784 of capital losses recognized between November 1, 2007 and December 31, 2007 to its fiscal year ending December 31, 2008.

     The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:


                                    2007            2006
-----------------------------------------------------------
  Distributions paid from:
  Taxable income               $   562,300     $   667,510
  Tax exempt income             26,504,726      26,443,155
                               -----------     -----------
   Total                       $27,067,026     $27,110,665
                               -----------     -----------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2007:

                                            2007
-----------------------------------------------------------
  Undistributed tax-exempt income     $  284,485
  Capital loss carry forward          (9,300,052)
  Post-October loss deferral             (32,784)
  Unrealized appreciation                651,346
                                      ----------
   Total                              $8,397,005
                                      ----------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of premium and amortization.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $29,608 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2007.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.

2.   Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, the Fund's investment adviser manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.48% of the next $50 million; and 0.45% of the excess over $300 million. For the year ended December 31, 2007, the net management fee was equivalent to 0.47% of average net assets.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $22,946 in management fees, administrative costs and certain other services payable to PIM at December 31, 2007.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $30,392 in transfer agent fees payable to PIMSS at December 31, 2007.

4.   Distribution Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statements of Assets and Liabilities is $8,710 in distribution fees payable to PFD at December 31, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2007, CDSCs in the amount of $41,902 were paid to PFD.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2007, the Fund's expenses were reduced by $12,492 under such arrangements.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2007, the Fund had no borrowings under this agreement.

7.   New Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 97.33% and 0%, respectively.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Tax Free Income Fund:


We have audited the accompanying statement of assets and liabilities of Pioneer Tax Free Income Fund (the "Fund"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Tax Free Income Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Boston, Massachusetts
February 19, 2008

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007 and in the first quintile of its Morningstar category for the three, five and ten year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees also considered that the twelve-month yield of the Fund, before deduction of expenses, exceeded the yield of its benchmark index for the same period. After discussing the reasons for the Fund's short-term underperformance with PIM, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fourth quintile relative to its Strategic

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Insight peer group. The Trustees noted PIM's agreement to lower its management fee for assets in excess of $250 million effective January 1, 2008 and considered the impact of the lower fee on the Fund's expense ratio. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and PIM's agreement to lower the management fee for assets in excess of $250 million. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the investment performance of the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees noted PIM's agreement to lower its management fee for assets in excess of $250 million and to add a breakpoint in the management fee for assets in excess of $750 million. The Trustees

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held       Length of Service
Name and Age               With the Fund        and Term of Office
John F. Cogan, Jr. (81)*   Chairman of the      Trustee since 1993.
                           Board, Trustee and   Serves until a succes-
                           President            sor trustee is elected
                                                or earlier retirement or
                                                removal.
--------------------------------------------------------------------------------

                                                                                       Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*   Deputy Chairman and a Director of Pioneer Global Asset      None
                           Management S.p.A. ("PGAM"); Non-Executive Chairman
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Management Inc. (since 2004); Director of
                           Fiduciary Counseling, Inc.; President and Director of
                           Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                           President of all of the Pioneer Funds; and Of Counsel,
                           Wilmer Cutler Pickering Hale and Dorr LLP
* Mr. Cogan is an Interested Trustee because he is an officer or director of the
Fund's investment adviser and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held   Length of Service
Name and Age                With the Fund    and Term of Office
David R. Bock (64)          Trustee          Trustee since 2005.
                                             Serves until a succes-
                                             sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)           Trustee          Trustee since 1997.
                                             Serves until a succes-
                                             sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee          Trustee since 1993.
                                             Serves until a succes-
                                             sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (64)          Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                            Inc. (publicly traded health care services company) (2004       Social Investment
                            - present); Partner, Federal City Capital Advisors (boutique    Company (privately-held
                            merchant bank) (1997 to 2004); and Executive Vice               affordable housing
                            President and Chief Financial Officer, Pedestal Inc.            finance company); and
                            (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           President, Bush International, LLC (international financial     Director of Brady Corpora-
                            advisory firm)                                                  tion (industrial identifica-
                                                                                            tion and specialty coated
                                                                                            material products
                                                                                            manufacturer); Director of
                                                                                            Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of UAL Corpora-
                                                                                            tion (airline holding
                                                                                            company) Director of
                                                                                            Mantech International
                                                                                            Corporation (national
                                                                                            security, defense, and
                                                                                            intelligence technology
                                                                                            firm): and Member, Board
                                                                                            of Governors, Investment
                                                                                            Company Institute
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,      None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------


                           Positions Held  Length of Service
Name and Age               With the Fund   and Term of Office
Thomas J. Perna (57)       Trustee         Trustee since 2006.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)   Trustee         Trustee since 1993.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
--------------------------------------------------------------------------------
John Winthrop (71)         Trustee         Trustee since 1993.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
--------------------------------------------------------------------------------

                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
Thomas J. Perna (57)       Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                           ties services) (1986 - 2004)                                  for securities lending
                                                                                         industry)
------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)   President and Chief Executive Officer, Newbury, Piret &       Director of New America
                           Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         President, John Winthrop & Co., Inc. (private investment      None
                           firm)
------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Daniel K. Kingsbury (49)*    Executive Vice        Since March 2007.
                             President             Serves at the discre-
                                                   tion of the Board
--------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2000. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Daniel K. Kingsbury (49)*    Director, CEO and President of Pioneer Investment            None
                             Management USA Inc., Pioneer Investment Management,
                             Inc. and Pioneer Institutional Asset Management, Inc.
                             (since March 2007); Executive Vice President of all of the
                             Pioneer Funds (since March 2007); Director of Pioneer
                             Global Asset Management S.p.A. (since March 2007);
                             Head of New Markets Division, Pioneer Global Asset
                             Management S.p.A. (2000 - 2007)
-------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008      None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of
                             Pioneer from July 2002 to December 2007
-------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS
                             Asset Management Services from 2002 to 2003
-------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------


                                Positions Held          Length of Service
Name and Age                    With the Fund           and Term of Office
Gary Sullivan (49)              Assistant Treasurer     Since 2002. Serves at
                                                        the discretion of the
                                                        Board
--------------------------------------------------------------------------------
Katherine Kim Sullivan (34)     Assistant Treasurer     Since 2003. Serves at
                                                        the discretion of the
                                                        Board
--------------------------------------------------------------------------------
Teri W. Anderholm (48)          Chief Compliance        Since January 2007.
                                Officer                 Serves at the discre-
                                                        tion of the Board
--------------------------------------------------------------------------------


                                                                                                Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                      by this Officer
Gary Sullivan (49)             Fund Accounting Manager - Fund Accounting, Administra-           None
                               tion and Controllership Services of Pioneer; and Assistant
                               Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (34)    Fund Administration Manager - Fund Accounting,                   None
                               Administration and Controllership Services since June
                               2003 and Assistant Treasureer of all of the Pioneer Funds
                               since September 2003; Assistant Vice President - Mutual
                               Fund Operations of State Street Corporation from June
                               2002 to June 20003 (formerly Deutsche Bank Asset
                               Management)
------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)         Chief Compliance Officer of Pioneer since December 2006          None
                               and of all the Pioneer Funds since January 2007; Vice
                               President and Compliance Officer, MFS Investment
                               Management (August 2005 to December 2006); Consult-
                               ant, Fidelity Investments (February 2005 to July 2005);
                               Independent Consultant (July 1997 to February 2005)
------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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                           This page for your notes.

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                           This page for your notes.

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                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

     We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address            ask.pioneer@pioneerinvestments.com
     (for general questions about Pioneer only)

     Visit our web site:                            www.pioneerinvestments.com

     Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

     The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $27,625 in 2007 and $26,560 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2007 and 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,820 in 2007 and $7,515 in 2006.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2007 and 2006.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $7,820 in 2007 and $7,515 in 2006.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.